Putnam Investments
100 Federal Street
Boston, MA 02110
June 29, 2021

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:	Putnam Investment Funds (Securities Act No. 033-56339 and Investment Company File Act No. 811-
07237) (the “Trust”) on behalf of Putnam Sustainable Future Fund --Post-Effective Amendment No. 229 to
the Trust’s Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

                We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the U.S. Securities and Exchange Commission (the “SEC”). The Amendment is being filed for the purpose of making changes to the Fund’s principal investment strategies, including to require that, under normal circumstances, the Fund will invest at least 80% of the value of its net assets in securities that meet Putnam Investment Management, LLC’s sustainability criteria. The Amendment also includes routine changes made in connection with the annual update of the Fund’s Registration Statement on Form N-1A that would not by themselves have required a filing pursuant to Rule 485(a) under the Securities Act. The disclosure in the Amendment is otherwise consistent with that included in the most recent Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A dated August 30, 2020 and filed with the SEC on August 27, 2020. The Amendment is expected to become effective on August 30, 2021.

                Any comments or questions on this filing may be directed to the undersigned at 1-617-760-2577.

Very truly yours,
/s/ Venice Monagan
Venice Monagan
Senior Counsel

cc:	James M. Forbes, Esq.
James E. Thomas, Esq.
Ropes & Gray LLP